Acquisitions - Schedule Of Allocation Of Business Combination Consideration between Acquiree And Contractual Agreement Asset (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jan. 11, 2021	Jun. 30, 2021
Preferred Stock [Member]
Business Acquisition [Line Items]
Series C redeemable convertible preferred stock issued upon business combination (Note 4), Values		$ 77,619
Less: premium on Uber CPN		(465)
Total consideration		77,154
Consideration allocated to contractual agreements asset		(54,944)
Uber Elevate [Member]
Business Acquisition [Line Items]
Total consideration	$ 77,600
Consideration allocated to Uber Elevate	$ 20,000
Uber Elevate [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Consideration allocated to Uber Elevate		$ 22,210